Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income:
Total	[1]	¥ 8,169,900	¥ 8,510,700	¥ 4,276,900
Expenses:
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	[2]	28,233	19,791	(26,999)
Income tax expense (benefit)		199,532	425,120	35,142
Net income (loss) attributable to MHFG shareholders		593,393	912,473	(14,009)
Parent Company
Income:
Management fees from subsidiaries		56,745	51,770	43,900
Other income		13,579	4,444	37,319
Total		877,154	847,800	530,311
Expenses:
Operating expenses		65,673	60,037	52,887
Interest expense		267,294	230,780	175,723
Other expense		4,076	11,286	2,768
Total		337,043	302,103	231,378
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net		53,548	365,266	(307,879)
Income (loss) before income tax expense (benefit)		593,660	910,964	(8,946)
Income tax expense (benefit)		267	(1,509)	5,063
Net income (loss) attributable to MHFG shareholders		593,393	912,473	(14,009)
Parent Company | Related Party
Income:
Interest income on loans and discounts		269,329	232,272	177,137
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		527,035	547,487	209,257
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 10,466	¥ 11,826	¥ 62,698

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.